PINE GROVE ALTERNATIVE INSTITUTIONAL FUND (the “Fund”)

Supplement dated May 12, 2015 to the Prospectus dated July 31, 2014 as Supplemented March 31, 2015

Effective February 19, 2015, the name of the Funds’ investment adviser has been changed from Pine Grove Asset Management LLC to FRM Investment Management (USA) LLC. The principal place of business for the Fund is 452 5th Avenue, 26th Floor, New York, NY 10018.

The first three paragraphs under the heading “The Adviser” in the Prospectus, and the fourth, fifth and sixth paragraphs under the heading “Management of the Fund – General” are deleted in their entirety and are replaced with the following:

FRM Investment Management (USA) LLC (“FRM”) is a Delaware limited liability corporation, with its principal business address at 452 5th Avenue, 26th Floor, New York, NY 10018. FRM provides investment advisory services and sub-advisory services to U.S. and non-U.S. affiliated pooled investment vehicles (including private investment funds and closed-end funds). FRM is wholly-owned by Man Principal Strategies Corp (“MPS”) which is ultimately controlled by Man Group plc. Man Group plc is listed on the London Stock Exchange, and provides investment management services for institutional and private investors globally. As of March 31, 2015, FRM had $899,968,152 in assets under management.

For more information, please contact a Fund customer service representative toll free at 855-699-3103.

PLEASE RETAIN FOR FUTURE REFERENCE.
218-PSA1-0515

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND (the “Fund”)

Supplement dated May 12, 2015 to the Statement of Additional Information (“SAI”) dated July 31, 2014, as Supplemented December 16, 2014 and March 31, 2015

Effective February 19, 2015, the name of the Funds’ investment adviser has been changed from Pine Grove Asset Management LLC to FRM Investment Management (USA) LLC. The principal place of business for the Fund is 452 5th Avenue, 26th Floor, New York, NY 10018.

Effective February 19, 2015, the “Investment Advisory Agreement” section on page 23 of the SAI are deleted in their entirety and are replaced with the following:

FRM Investment Management (USA) LLC (“FRM”) is a Delaware limited liability corporation, with its principal business address at 452 5th Avenue, 26th Floor, New York, NY 10018. FRM provides investment advisory services and sub-advisory services to U.S. and non-U.S. affiliated pooled investment vehicles (including private investment funds and closed-end funds). FRM is wholly-owned by Man Principal Strategies Corp (“MPS”) which is ultimately controlled by Man Group plc. Man Group plc is listed on the London Stock Exchange, and provides investment management services for institutional and private investors globally. As of March 31, 2015, FRM had $899,968,152 in assets under management.

Pursuant to the Fund’s investment advisory agreement, the Adviser receives compensation for providing investment advisory services in the amounts described below.

For more information, please contact a Fund customer service representative toll free at 855-699-3103.

PLEASE RETAIN FOR FUTURE REFERENCE.